Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Goodwill Rollforward

($ millions)	2019	2018
Goodwill, beginning of year	244.0	251.9
Southeast Saskatchewan asset dispositions	(13.1)	(6.2)
Other	—	(1.7)
Goodwill, end of year	230.9	244.0